Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,807,823.99
Total Fee Amount	6,187.97
Total Offset Amount	0
Net Fee	$ 6,187.97
Offset Table N/A	N/A